RELATED PARTY TRANSACTIONS - Narrative (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2021 ILS (₪)
Chief Executive Officer | Joint Ownership Company Vehicle
Related Party Transaction [Line Items]
Transactions with related party	₪ 300